PREMISES AND EQUIPMENT	12 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT
11.	PREMISES AND EQUIPMENT

Major classifications of premises and equipment are summarized as follows:

	2018	2017
	(Dollars in Thousands)
Land and improvements	$246	$246
Buildings and improvements	2,165	2,165
Furniture, fixtures, and equipment	1,217	1,201

	3,628	3,612
Less accumulated depreciation	3,236	3,158

Total	$392	$454

Depreciation charged to operations was $78 thousand, $97 thousand, and $98 thousand for the years ended June 30, 2018, 2017, and 2016, respectively.